LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES	Supplemental cash flow information related to operating leases was as follows:
	For the Nine Months Ended September 30,
	2023	2022

Cash payments and expenses	$216	$247
Supplemental cash flow information related to operating leases was as follows:
	For the Years Ended December 31,
	2022	2021
Cash payments and expenses	$344	$330

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Undiscounted maturities of operating lease payments as of September 30, 2023 are summarized as follows:

2023 (Remainder of the year)	$60
2024	182
2025	15
Total future lease payments	257
Less imputed interest	(12)
Total lease liability balance	$245

Undiscounted maturities of operating lease payments as of December 31, 2022 are summarized as follows:

As of December 31,
2022
2023	$312
2024	181
2025	2
Total future lease payments	495
Less imputed interest	(33)
Total lease liability balance	$462

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES
	September 30,	December 31,
	2023	2022

Operating leases weighted average remaining lease term (in years)	1-2	2
Operating leases weighted average discount rate	9%	9%

	As of December 31,
	2022	2021

Operating leases weighted average remaining lease term (in years)	2	3
Operating leases weighted average discount rate	9%	9%